MANAGERS AMG FUNDS

ESSEX SMALL/MICRO CAP GROWTH FUND

ESSEX GROWTH FUND

(Prospectus dated October 1, 2009)

(Statement of Additional Information dated October 1, 2009)

GW&K MUNICIPAL ENHANCED YIELD FUND

GW&K SMALL CAP EQUITY FUND (formerly GW&K Multi-Cap Equity Fund)

(Prospectus dated July 27, 2009, as supplemented August 26, 2009)

(Statement of Additional Information dated July 27, 2009)

GW&K MUNICIPAL BOND FUND

(Prospectus dated June 3, 2009)

(Statement of Additional Information dated June 3, 2009, as supplemented July 1, 2009)

RENAISSANCE LARGE CAP GROWTH FUND

(Prospectus dated June 3, 2009)

(Statement of Additional Information dated June 3, 2009, as supplemented July 1, 2009)

SYSTEMATIC VALUE FUND

SYSTEMATIC MID CAP VALUE FUND

(Prospectus dated July 1, 2009)

(Statement of Additional Information dated July 1, 2009, as supplemented July 1, 2009)

SKYLINE SPECIAL EQUITIES PORTFOLIO

(Prospectus dated May 1, 2009)

(Statement of Additional Information dated May 1, 2009, as supplemented July 1, 2009)

TIMESSQUARE SMALL CAP GROWTH FUND

(Prospectus dated May 1, 2009)

(Statement of Additional Information dated May 1, 2009, as supplemented July 1, 2009)

TIMESSQUARE MID CAP GROWTH FUND

(Prospectus dated May 1, 2009)

(Statement of Additional Information dated May 1, 2009, as supplemented July 1, 2009)

Supplement dated April 30, 2010 to the Prospectuses and Statements of Additional Information dated and supplemented as noted above.

The following information supplements and supersedes any information to the contrary relating to Essex Small/Micro Cap Growth Fund, Essex Growth Fund, GW&K Municipal Enhanced Yield Fund, GW&K Small Cap Equity Fund, GW&K Municipal Bond Fund, Renaissance Large Cap Growth Fund, Systematic Value Fund, Systematic Mid Cap Value Fund Skyline Special Equities Portfolio, TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund (the “Funds”), each a series of Managers AMG Funds, contained in the Funds’ Prospectuses and Statements of Additional Information dated and supplemented as noted above.

Currently, if you wish to exchange your Fund shares for shares of a money market fund, you may exchange your shares for shares of the Managers Money Market Fund, a series of The Managers Funds. At a meeting held on March 5, 2010, the Board of Trustees of The Managers Funds approved a plan to liquidate the Managers Money Market Fund, on or about April 30, 2010 (the “Liquidation”). Effective April 30, 2010, the Managers Funds’ complex will no longer offer a proprietary money market mutual fund.

In place of the Managers Money Market Fund there will also be an additional option for exchanges of your Fund shares beginning on April 30, 2010. Effective on that date, you may exchange your shares for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). The JPMorgan Fund will be advised, offered and distributed by JPMorgan Asset Management and its affiliates, but you may place your exchange order in the same manner as you place other exchange orders and as described in the Prospectuses. There have been no changes to the terms of the exchange privileges described in the Prospectuses.

Managers Investment Group LLC (“Managers”) has entered into a Service Agreement and Supplemental Payment Agreement with the JPMorgan Fund’s distributor and investment advisor, respectively, that provide for a cash payment to Managers with respect to the average daily net asset value of the total number of shares of the JPMorgan Fund held by customers investing through Managers. This cash payment compensates Managers for providing, directly or through an agent, administrative, sub-transfer agent and other shareholder services, and not investment advisory or distribution related services.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE